Financial risk management - D.2.1. Debt denominated in US Dollars and other currencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,697	$ 6,804
Reasonably possible change in risk variable, percent	1.00%
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 6,678	6,804
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible increase (decrease) in risk variable, impact on profit before tax	$ 25	20
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	6,678	6,804
Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	18
Debt denominated in US dollars | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	3,859	4,100
Total debt denominated in other currencies | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	2,819	2,704
Guatemala | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	640	595
Colombia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	694	605
Colombia | Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	18
Bolivia | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	246	260
Paraguay | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	158	171
El Salvador | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	174	173
Panama | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	759	773
Luxembourg (COP denominated) | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	38	30
Costa Rica | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 110	$ 96